UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Total operating revenues	$ 84,201	$ 135,969	$ 158,415	$ 237,354
Vessel operating expenses	(16,646)	(18,620)	(33,006)	(35,696)
Voyage and commission expenses	(2,042)	(1,561)	(4,929)	(3,622)
Administrative expenses	(3,944)	(2,249)	(7,196)	(4,820)
Depreciation and amortization	(24,929)	(26,142)	(50,578)	(50,898)
Total operating expenses	(47,561)	(48,572)	(95,709)	(95,036)
Operating income	36,640	87,397	62,706	142,318
Other non-operating income	236	0	236	0
Financial income/(expenses)
Interest income	3,300	1,447	6,782	2,620
Interest expense	(19,303)	(18,856)	(39,617)	(37,103)
Other financial items, net	12,775	(7,710)	22,366	(14,613)
Net financial expenses	(3,228)	(25,119)	(10,469)	(49,096)
Income before tax	33,648	62,278	52,473	93,222
Tax	(4,503)	(4,652)	(8,426)	(8,143)
Net income	29,145	57,626	44,047	85,079
Net income attributable to non-controlling interests	(705)	(3,798)	(852)	(7,697)
Net income attributable to Golar LNG Partners LP Owners	28,440	53,828	43,195	77,382
General partner interest in net income	508	1,078	744	1,549
Preferred unitholders’ interest in net income	3,019	0	6,004	0
Common unitholders’ interest in net income	$ 24,913	$ 52,750	$ 36,446	$ 75,833
Earnings per unit
Common unit (basic) (in dollars per share)	$ 0.36	$ 0.76	$ 0.52	$ 1.12
Common unit (diluted) (in dollars per share)		0.75	0.52	1.10
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 0.58	$ 0.58	$ 1.16	$ 1.16
Time Charter [Member]
Total operating revenues	$ 84,201	$ 130,429	$ 158,415	$ 228,631
Related Parties [Member]
Total operating revenues	$ 0	$ 5,540	$ 0	$ 8,723